Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2012
HANCOCK HORIZON CORE BOND FUND (Prospectus Summary) | HANCOCK HORIZON CORE BOND FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBTX
HANCOCK HORIZON CORE BOND FUND (Prospectus Summary) | HANCOCK HORIZON CORE BOND FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBAX
HANCOCK HORIZON CORE BOND FUND (Prospectus Summary) | HANCOCK HORIZON CORE BOND FUND | CLASS C SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBCX
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHLTX
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHLAX
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMTX
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMAX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGTX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGAX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS C SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGCX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRTX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRAX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS C SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRCX
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHQTX
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHQAX
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS C SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHQCX
HANCOCK HORIZON BURKENROAD SMALL CAP FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBUX
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHDTX
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHDAX
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS C SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHDCX
HANCOCK HORIZON BURKENROAD SMALL CAP FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | CLASS D SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYBUX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | CLASS A SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHAXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHIXX